Shareholders' Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Shareholders' Equity
Schedule of accumulated other comprehensive (loss) income

	Three Months Ended June 30, 2013				Six Months Ended June 30, 2013
	Gains and losses on cash flow hedges	Unrealized gains and losses on available- for-sale securities	Total		Gains and losses on cash flow hedges	Unrealized gains and losses on available- for-sale securities	Total
	(Dollars in thousands)				(Dollars in thousands)
Balance at March 31, 2013	$(10,653)	$624	$(10,029)	Balance at December 31, 2012	$(12,931)	$440	$(12,491)
Other comprehensive (loss) income before reclassifications	3,162	(167)	2,995	Other comprehensive (loss) income before reclassifications	6,385	117	6,502
Amounts reclassified from AOCI	297	—	297	Amounts reclassified from AOCI	595	—	595
Income tax effect	(1,221)	59	(1,162)	Income tax effect	(2,464)	(41)	(2,505)

Net increase (decrease) in other comprehensive income (loss)	2,238	(108)	2,130	Net increase in other comprehensive income (loss)	4,516	76	4,592

Balance at June 30, 2013	$(8,415)	$516	$(7,899)	Balance at June 30, 2013	$(8,415)	$516	$(7,899)

	Three Months Ended June 30, 2012				Six Months Ended June 30, 2012
	Gains and losses on cash flow hedges	Unrealized gains and losses on available- for-sale securities	Total		Gains and losses on cash flow hedges	Unrealized gains and losses on available- for-sale securities	Total
	(Dollars in thousands)				(Dollars in thousands)
Balance at March 31, 2012	$(20,022)	$121	$(19,901)	Balance at December 31, 2011	$(19,763)	$127	$(19,636)
Other comprehensive (loss) income before reclassifications	4,261	(9)	4,252	Other comprehensive (loss) income before reclassifications	3,395	(17)	3,378
Amounts reclassified from AOCI	305	—	305	Amounts reclassified from AOCI	610	—	610
Income tax effect	(1,614)	3	(1,611)	Income tax effect	(1,312)	5	(1,307)

Net increase (decrease) in other comprehensive income (loss)	2,952	(6)	2,946	Net increase (decrease) in other comprehensive income (loss)	2,693	(12)	2,681

Balance at June 30, 2012	$(17,070)	$115	$(16,955)	Balance at June 30, 2012	$(17,070)	$115	$(16,955)

	2012	2011
	(Dollars in thousands)
Cumulative unrealized (loss) gain related to cash flow hedges, net of tax of $7,054 (2012) and $10,642 (2011)	$(12,931)	$(19,764)
Cumulative unrealized gain related to securities available for sale, net of tax of $240 (2012) and $68 (2011)	440	127

Total accumulated other comprehensive (loss) income	$(12,491)	$(19,637)